Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, plant and equipment

8. Property, plant and equipment

At December 31, 2020

	Land	Plant	Furniture		Exploration
	and	and	and	Under	and
	buildings	equipment	fixtures	construction	evaluation	Total

Cost
Beginning of year	$5,050,115	$2,678,165	$80,869	$132,457	$1,071,840	$9,013,446
Additions	2,030	7,097	855	67,477	3	77,462
Transfers	37,971	21,405	2,554	(60,391)	-	1,539
Change in reclamation provision [note 15]	151,558	-	-	-	-	151,558
Disposals	(1,678)	(3,385)	(5,299)	(492)	(99)	(10,953)
Effect of movements in exchange rates	(15,663)	(3,438)	(68)	-	53,739	34,570

End of year	5,224,333	2,699,844	78,911	139,051	1,125,483	9,267,622

Accumulated depreciation and impairment
Beginning of year	2,936,088	1,793,049	76,601	36,799	458,386	5,300,923
Depreciation charge	84,261	89,550	3,010	-	-	176,821
Change in reclamation provision [note 15](a)	23,921	-	-	-	-	23,921
Disposals	(903)	(2,997)	(5,299)	(1)	(150)	(9,350)
Effect of movements in exchange rates	(12,075)	(3,266)	(66)	-	25,427	10,020

End of year	3,031,292	1,876,336	74,246	36,798	483,663	5,502,335

Right-of-use assets
Beginning of year	2,646	5,084	419	-	-	8,149
Additions	75	22	2,124	-	-	2,221
Disposals	(40)	(747)	-	-	-	(787)
Depreciation charge	(875)	(498)	(401)	-	-	(1,774)
Transfers	-	(1,539)	-	-	-	(1,539)

End of year	1,806	2,322	2,142	-	-	6,270

Net book value at December 31, 2020	$2,194,847	$825,830	$6,807	$102,253	$641,820	$3,771,557

At December 31, 2019

	Land	Plant	Furniture		Exploration
	and	and	and	Under	and
	buildings	equipment	fixtures	construction	evaluation	Total

Cost
Beginning of year	$5,039,313	$2,654,944	$80,083	$114,060	$1,121,061	$9,009,461
Additions	2,327	7,179	158	65,482	65	75,211
Transfers	17,157	28,453	951	(46,561)	-	-
Change in reclamation provision	24,883	-	-	-	-	24,883
Disposals	(923)	(3,486)	(142)	(507)	(693)	(5,751)
Effect of movements in exchange rates	(32,642)	(8,925)	(181)	(17)	(48,593)	(90,358)

End of year	5,050,115	2,678,165	80,869	132,457	1,071,840	9,013,446

Accumulated depreciation and impairment
Beginning of year	2,835,037	1,697,178	74,860	36,799	483,661	5,127,535
Depreciation charge	128,579	105,700	2,057	-	-	236,336
Change in reclamation provision(a)	2,732	-	-	-	-	2,732
Disposals	(225)	(2,194)	(139)	-	(639)	(3,197)
Effect of movements in exchange rates	(30,035)	(7,635)	(177)	-	(24,636)	(62,483)

End of year	2,936,088	1,793,049	76,601	36,799	458,386	5,300,923

Right-of-use assets
Beginning of year	-	-	-	-	-	-
Additions	3,517	5,768	851	-	-	10,136
Disposals	-	(9)	-	-	-	(9)
Depreciation charge	(871)	(675)	(432)	-	-	(1,978)
End of year	2,646	5,084	419	-	-	8,149

Net book value at December 31, 2019	$2,116,673	$890,200	$4,687	$95,658	$613,454	$3,720,672

Cameco has contractual capital commitments of approximately $47,000,000 at December 31, 2020. Certain of the contractual commitments may contain cancellation clauses, however the Company discloses the commitments based on management’s intent to fulfill the contract. The majority of this amount is expected to be incurred in 2021.

(a) Asset retirement obligation assets are adjusted when the Company updates its reclamation provisions due to new cash flow estimates or changes in discount and inflation rates. When the assets of an operation have been written off due to an impairment, as is the case with our Rabbit Lake operation and some of our operations in the United States, the adjustment is recorded directly to the statement of earnings as other operating expense or income.